EARNINGS (LOSS) PER SHARE (Details) ¥ / shares in Units, ¥ in Thousands		12 Months Ended
	Jun. 11, 2019	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Ratio applied for equity awards due to separation	1
Numerator:
Net income (loss) attributable to Class A and Class B ordinary shareholders | ¥		¥ 279,182	¥ (318,052)	¥ 245,451
Denominator:
Weighted average number of Class A and Class B ordinary shares outstanding		90,196,440	89,842,465	89,399,642
Weighted average number of vested restricted shares				115,511
Denominator for basic net income per Class A and Class B ordinary share		90,196,440	89,842,465	89,515,153
Dilutive effect of share options and unvested restricted shares		406,099		30,557
Denominator for diluted net income per Class A and Class B ordinary share		90,602,539	89,842,465	89,545,710
Earnings (loss) per share for Class A and Class B ordinary shares
Basic | ¥ / shares		¥ 3.10	¥ (3.54)	¥ 2.74
Diluted | ¥ / shares		¥ 3.08	¥ (3.54)	¥ 2.74
Warrants
Earnings (loss) per share for Class A and Class B ordinary shares
Antidilutive securities not included in the calculation of diluted earnings per share			4,662,411	4,662,411
Stock Option
Earnings (loss) per share for Class A and Class B ordinary shares
Antidilutive securities not included in the calculation of diluted earnings per share		10,343,033	11,217,546	7,227,971
Unvested restricted shares
Earnings (loss) per share for Class A and Class B ordinary shares
Antidilutive securities not included in the calculation of diluted earnings per share			310,475